Note 03 - Income Taxes	9 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Note 03 - Income Taxes [Text Block]

. Income Taxes

Income taxes in Brazil comprise federal income tax and social contribution tax. The statutory enacted tax rates for income tax and social contribution have been 25% and 9%, respectively, for the nine-month periods ended September 30, 2011 and 2010.

The Company’s taxable income is substantially generated in Brazil and is therefore subject to the Brazilian statutory tax rate.

The following table reconciles the tax calculated based upon the Brazilian statutory tax rate of 34% to the income taxes expenses recorded in the consolidated statements of income.

	Nine-month periods ended September 30,
	2011	2010

Income before income taxes and noncontrolling interests
Brazil	22,088	17,434
International	(148)	1,229

	21,940	18,663

Tax expense at statutory rates - (34%)	(7,460)	(6,345)

Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(174)	(152)
Tax benefits on interests on shareholders’ equity	1,591	1,023
Foreign income subject to different tax rates	875	227
Tax incentive (1)	95	95
Other	(34)	122

Income taxes expenses per consolidated statement of income	(5,107)	(5,030)

(1) On May 10, 2007, the Brazilian Federal Revenue Office recognized Petrobras’ right to deduct certain tax incentives from income tax payable, covering the tax years of 2006 until 2015. During the nine-month period ended September 30, 2011, Petrobras recognized a tax benefit in the amount of US$95 (US$95 on September 30, 2010) primarily related to these incentives in the Northeast, within the region covered by the Northeast Development Agency (ADENE), granting a 75% reduction in income tax payable, calculated on the profits of the exploration of the incentive activities, which have been accounted for under the flow through method.

The following table shows a breakdown between domestic and international income taxes benefits (expenses) attributable to income from continuing operations:

	Nine-month periods ended September 30,
	2011	2010

Income taxes expenses per consolidated statement of income:
Brazil
Current	(3,501)	(2,979)
Deferred	(1,794)	(1,865)

	(5,295)	(4,844)

International
Current	233	(179)
Deferred	(45)	(7)

	188	(186)

Income taxes expenses	(5,107)	(5,030)

The major components of the deferred income taxes accounts in the consolidated balance sheets are as follows:

	September 30, 2011	December 31, 2010

Current assets	413	540
Valuation allowance	-	(5)
Current liabilities	-	(1)

Net current deferred tax assets	413	534

Non-current assets
Employees’ postretirement benefits, net of Accumulated postretirement benefit reserves adjustments	1,255	1,458
Tax loss carryforwards	2,669	2,364
Other temporary differences, not significant individually	2,110	801
Valuation allowance	(1,952)	(1,803)

	4,082	2,820

Non-current liabilities
Capitalized exploration and development costs	(12,814)	(11,292)
Property, plant and equipment	(1,072)	(1,597)
Exchange variation	(1,404)	(1,390)
Other temporary differences, not significant individually	(1,419)	(928)

	(16,709)	(15,207)

Net non-current deferred tax liabilities	(12,627)	(12,387)

Non-current deferred tax assets	355	317

Non-current deferred tax liabilities	(12,982)	(12,704)

Net deferred tax liabilities	(12,214)	(11,853)

The Company and its subsidiaries file income tax returns in Brazil and in many foreign jurisdictions. These tax returns are open to examination by the respective tax authorities in accordance with each local legislation. In Brazil, the main jurisdiction, this period is set for five subsequent fiscal years.

As of and for the nine-month period ended September 30, 2011, the Company did not have any material unrecognized tax benefits. Additionally, the Company does not expect that the amount of the unrecognized tax benefits will change significantly within the next twelve months.